Convertible Promissory Notes Payable	3 Months Ended
Mar. 31, 2017
Debt Disclosure [Abstract]
Convertible Promissory Notes Payable

Note 7 – Convertible Promissory Notes Payable

Convertible promissory notes at March 31, 2017 are as follows:

2017
Redwood Capital, February 16, 2017, net of debt discount of $3,050	950
Redwood Capital, March 15, 2017, net of debt discount of $2,250	214
-
Convertible promissory notes payable, net	$1,164

We evaluated the convertible promissory notes transactions in accordance with ASC Topic 815, Derivatives and Hedging, and determined that the conversion feature of the convertible promissory notes were not afforded the exemption for conventional convertible instruments due to their respective variable conversion rate and price protection provision. The Company recorded a derivative liability which is adjusted at each reporting period to its fair value (See Note 11).

RDW Capital, LLC.

On March 30, 2017, we assumed a convertible note payable to RDW Capital, LLC which was dated February 16, 2017. The $4,000 note payable bears interest at 12% per annum. The note matures on August 16, 2017 and is secured by the share reservation of 300% of the number of shares of common stock issuable upon a conversion. The note is convertible into shares of common stock at a price equal to a variable conversion price of fifty percent (50%) of the volume-weighted averages for the ten (10) days preceding the date of conversion and contains price protection on the conversion rate. The balance as of March 31, 2017 amounted to $950, comprised of principal balance amounted to $4,000, and net of remaining debt discount relating to the bifurcated derivative of $3,050.

On March 30, 2017, we assumed a convertible note payable to RDW Capital, LLC which was dated March 15, 2017. The $2,464 note payable bears interest at 12% per annum. The note matures on September 15, 2017 and is secured by the share reservation of 300% of the number of shares of common stock issuable upon a conversion. The note is convertible into shares of common stock at a price equal to a variable conversion price of fifty percent (50%) of the volume-weighted averages for the ten (10) days preceding the date of conversion and contains price protection on the conversion rate. The balance as of March 31, 2017 amounted to $214, comprised of principal balance amounted to $2,464, and net of remaining debt discount relating to the bifurcated derivative of $2,250.